Segment Financial Information - Supplemental Geographic Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of operating segments [line items]
Domestic sales	$ 61,434,830	$ 1,192,714,214	$ 762,114,551	$ 503,712,031
Incentive for automotive fuels (see Notes 3-S and 7-E)	5,761,936	111,863,956	0	0
Total domestic sales		1,304,578,170	762,114,551	503,712,031
Total export sales	55,290,419	1,073,424,789	728,540,828	445,234,329
Services income	277,391	5,385,350	4,973,241	4,715,484
Total revenues	$ 122,764,576	$ 2,383,388,309	$ 1,495,628,620	$ 953,661,844
Percentage of service income from domestic sales	85.00%	85.00%	99.00%	97.00%
United States
Disclosure of operating segments [line items]
Total export sales		$ 847,736,491	$ 503,358,963	$ 304,344,028
Canada, Central and South America
Disclosure of operating segments [line items]
Total export sales		3,946,692	2,888,992	2,105,703
Europe
Disclosure of operating segments [line items]
Total export sales		77,239,046	69,011,487	45,254,008
Other countries
Disclosure of operating segments [line items]
Total export sales		$ 144,502,560	$ 153,281,386	$ 93,530,590